Derivatives and Other Financial Instruments - Schedule of Fair Values of Level 3 Derivative Instruments Recorded as Assets and Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives	$ 317	$ 1,137	$ 268
Fair value liability derivatives	296	208	394
Derivatives Designated as Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives	317	1,068	99
Fair value liability derivatives	242	173	376
Derivatives Designated as Hedging Instruments [Member] | Prepaid Expenses and Other Current Assets [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives	40	72	24
Derivatives Designated as Hedging Instruments [Member] | Prepaid Expenses and Other Current Assets [Member] | Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives	7
Derivatives Designated as Hedging Instruments [Member] | Other Noncurrent Assets [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives	270	994	73
Derivatives Designated as Hedging Instruments [Member] | Other Noncurrent Assets [Member] | Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives		2	2
Derivatives Designated as Hedging Instruments [Member] | Other Current Liabilities [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	16	9	24
Derivatives Designated as Hedging Instruments [Member] | Other Current Liabilities [Member] | Energy Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives		4
Derivatives Designated as Hedging Instruments [Member] | Other Noncurrent Liabilities and Deferred Credits [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	226	160	352
Derivatives Not Designated as Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives		69	169
Fair value liability derivatives	54	35	18
Derivatives Not Designated as Hedging Instruments [Member] | Prepaid Expenses and Other Current Assets [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives		69	98
Derivatives Not Designated as Hedging Instruments [Member] | Other Noncurrent Assets [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value asset derivatives			71
Derivatives Not Designated as Hedging Instruments [Member] | Other Current Liabilities [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	9
Derivatives Not Designated as Hedging Instruments [Member] | Other Current Liabilities [Member] | Embedded Credit Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	4	6	2
Derivatives Not Designated as Hedging Instruments [Member] | Other Noncurrent Liabilities and Deferred Credits [Member] | Embedded Aluminum Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	21
Derivatives Not Designated as Hedging Instruments [Member] | Other Noncurrent Liabilities and Deferred Credits [Member] | Embedded Credit Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value liability derivatives	$ 20	$ 29	$ 16